RELATED PARTY TRANSACTIONS (Details 3) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
ASSETS	$ 28,032,773	$ 28,909,337	$ 8,361,332
Derivative financial instruments	1,248,775	1,102,769
Other assets	429,025	427,394
LIABILITIES	24,604,016	25,485,625	7,569,891
Derivative financial instruments	1,095,154	907,334
Demand deposits	4,141,667	4,453,191	981,349
Other liabilities	463,435	269,810
Related parties [member]
Disclosure of transactions between related parties [line items]
ASSETS	23,962	44,790	2,251
Derivative financial instruments	21,687	33,951	1,807
Other assets	2,275	10,839	444
LIABILITIES	185,056	249,741	33,866
Derivative financial instruments	1,935	14,227	6,270
Demand deposits	37,464	69,473	3,757
Deposits and other time deposits	131,409	155,251	23,645
Other liabilities	$ 14,248	$ 10,790	$ 194